Other intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Other intangible assets

10.	Other intangible assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2021	€23,996	€318	€3,053	€27,367
Additions	3,128	59	704	3,891
FCA-PSA merger	6,292	339	1,624	8,255
Divestitures	(111)	(2)	(151)	(264)
Change in scope of consolidation	(4,818)	(92)	(1,543)	(6,453)
Translation differences and other changes	478	180	127	785
At December 31, 2021	28,965	802	3,814	33,581
Additions	3,589	88	535	4,212
Divestitures	(54)	(6)	(225)	(285)
Change in scope of consolidation	—	31	11	42
Translation differences and other changes	481	1	164	646
At December 31, 2022	32,981	916	4,299	38,196
Accumulated amortization and impairment losses at January 1, 2021	16,438	260	1,975	18,673
Amortization	1,575	102	157	1,834
Impairment losses and asset write-offs	151	—	1	152
Divestitures	(104)	(1)	(1)	(106)
Change in scope of consolidation	(2,758)	(66)	(965)	(3,789)
Translation differences and other changes	18	164	—	182
At December 31, 2021	15,320	459	1,167	16,946
Amortization	1,893	95	166	2,154
Impairment losses and asset write-offs(1)	67	—	6	73
Divestitures	(57)	(3)	(10)	(70)
Change in scope of consolidation	—	(1)	1	—
Translation differences and other changes	54	1	32	87
At December 31, 2022	17,277	551	1,362	19,190
Carrying amount at December 31, 2021	€13,645	€343	€2,647	€16,635
Carrying amount at December 31, 2022	€15,704	€365	€2,937	€19,006
_______________________________________________________________________________________________________________________________________________
(1) The €67 million reported for the year ended December 31, 2022 includes €10 million impairment and write-off of Capitalized development expenditure relating to Equity method investments which are reported in Share of the profit/(loss) of equity method investees within the Consolidated Income Statement
Other intangible assets of the former FCA Group with an acquisition fair value of €8.3 billion were recognized on completion of the merger. Refer to Note 3, Scope of consolidation for additional information.
Capitalized development expenditures included both internal and external costs that were directly attributable to the internal product development process, primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and propulsion system programs.
In 2022, €73 million of impairment losses and asset write-offs were recognized, refer to Note 2, Basis of preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for further information on the impairment losses and asset write-offs recognized.
In 2021, €152 million of impairment losses and asset write-offs were recognized.
At December 31, 2022, translation differences primarily related to foreign currency translation of the U.S. Dollar and Brazilian Real to Euro. At December 31, 2021, translation differences primarily related to foreign currency translation of the U.S. Dollar to the Euro and Pound Sterling to Euro.
Amortization of capitalized development expenditures was recognized within Research and development costs within the Consolidated Income Statement, as described in Note 5, Research and development costs. Amortization of patents, concessions, licenses and other intangibles are recognized within Cost of revenues and Selling, general and other costs.
At December 31, 2022 and 2021, the Company had contractual commitments for the purchase of intangible assets amounting to €141 million and €160 million, respectively.